INCOME TAX	6 Months Ended
Jun. 30, 2020
INCOME TAX

20   INCOME TAX

Pursuant to the rules and regulations of the Cayman Islands, GDS Holdings is not subject to any income tax in the Cayman Islands.

The Company's PRC entities are subject to the PRC Corporate Income Tax ("CIT") rate of 25%.

The Company’s Hong Kong SAR entities are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company's Singapore entities are subject to the Singapore CIT rate of 17%.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the six-month periods ended June 30, 2019 and 2020 is as follows:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)
Loss (income) before income taxes:
PRC	59,174	(46,466)
Other jurisdictions	157,788	197,457

Total loss before income taxes	216,962	150,991

Current tax expenses:
PRC	33,669	102,351
Total current tax expenses	33,669	102,351

Deferred tax benefits:
PRC	(20,852)	(60,264)
Total deferred tax benefits	(20,852)	(60,264)

Total income tax expenses	12,817	42,087

The actual income tax expense reported in the consolidated statements of operations differs from the amount computed by applying the PRC statutory income tax rate to loss before income taxes due to the following:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

PRC enterprise income tax rate	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(16.8)%	(43.4)%
Tax differential for entities in non-PRC jurisdiction	(1.3)%	(2.5)%
Preferential tax rate	0.0%	(0.8)%
Tax effect of current period permanent differences	0.0%	3.3%
Non-taxable income	0.0%	9.1%
Change in valuation allowance	(17.0)%	(23.4)%
Return to provision adjustment	4.2%	4.8%

	(5.9)%	(27.9)%

The components of deferred tax assets and liabilities are as follows:

	As of
	December 31, 2019	June 30, 2020

Deferred tax assets:
Allowance for accounts receivable	12	104
Government subsidy	3,127	1,592
Accrued expenses	27,601	35,741
Asset retirement obligation	13,110	15,680
Leases	—	13,457
Net operating loss carry forwards	267,159	322,473

Total gross deferred tax assets	311,009	389,047
Valuation allowance on deferred tax assets	(205,976)	(246,750)

Deferred tax assets, net of valuation allowance	105,033	142,297

Deferred tax liabilities:
Property and equipment	(171,656)	(148,284)
Intangible assets	(97,102)	(137,878)
Prepaid land use rights	(1,612)	(1,592)
Leases	(9,568)	—
Accounts receivable	(4,836)	—

Total deferred tax liabilities	(284,774)	(287,754)

Net deferred tax liabilities	(179,741)	(145,457)

Analysis as:
Deferred tax assets	72,931	136,809
Deferred tax liabilities	(252,672)	(282,266)

Net deferred tax liabilities	(179,741)	(145,457)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Balance at the beginning of the period	155,852	205,976
Increase during the period	37,142	40,774

Balance at the end of the period	192,994	246,750

As of June 30, 2020, the Company’s net deferred tax assets were RMB136,809, which is net of a valuation allowance of RMB246,750. The deferred tax assets for net operating loss carry forwards and related valuation allowance were RMB316,985 and RMB207,304, respectively as of June 30, 2020. This valuation allowance was related to the deferred tax assets of certain subsidiaries of the Company. These entities were in a cumulative loss position with net operating loss carry forwards which are subject to expiration. Management evaluated the realizability of the deferred tax assets associated with the Company’s net operating loss carry forwards to determine whether there was more than a 50% likelihood that these deferred tax assets would be realized, based on the Company’s expectations of future taxable income and timing of net operating losses carry forwards expirations. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries amounted to RMB1,175,104 as of June 30, 2020, of which RMB28,534, RMB42,796, RMB95,686, RMB290,251, RMB350,896 and RMB366,941 will expire if unused by December 31, 2020, 2021, 2022, 2023, 2024 and 2025, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2019, and June 30, 2020 as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC.